UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

July 31, 2010

1.804882.106

TMG-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.7%
Autoliv, Inc.	8,400	$ 482,496
TRW Automotive Holdings Corp. (a)	28,300	993,047
		1,475,543
Automobiles - 0.5%
Ford Motor Co. (a)	35,300	450,781
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	10,900	456,601
Domino's Pizza, Inc. (a)	35,900	459,161
		915,762
Household Durables - 0.3%
iRobot Corp. (a)	15,300	311,508
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	25,900	478,114
Time Warner Cable, Inc.	8,700	497,379
		975,493
Multiline Retail - 0.9%
Macy's, Inc.	40,700	759,055
Specialty Retail - 1.8%
AnnTaylor Stores Corp. (a)	17,600	308,704
Bed Bath & Beyond, Inc. (a)	11,600	439,408
Foot Locker, Inc.	32,300	438,957
TJX Companies, Inc.	10,500	435,960
		1,623,029
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc. (a)	29,000	726,450
Iconix Brand Group, Inc. (a)	31,400	516,844
Phillips-Van Heusen Corp.	17,700	918,453
Steven Madden Ltd. (a)	13,750	531,163
VF Corp.	13,100	1,039,223
		3,732,133
TOTAL CONSUMER DISCRETIONARY		10,243,304
CONSUMER STAPLES - 11.4%
Beverages - 5.5%
Coca-Cola Enterprises, Inc.	61,400	1,762,180
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,746,944
Dr Pepper Snapple Group, Inc.	37,600	1,411,880
		4,921,004
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Kroger Co.	23,600	$ 499,848
Food Products - 2.6%
Chiquita Brands International, Inc. (a)	29,100	427,188
The J.M. Smucker Co.	8,000	491,440
Tyson Foods, Inc. Class A	76,600	1,341,266
		2,259,894
Household Products - 0.5%
Kimberly-Clark Corp.	6,900	442,428
Personal Products - 2.2%
Elizabeth Arden, Inc. (a)	30,300	470,559
Inter Parfums, Inc.	15,900	277,455
Nu Skin Enterprises, Inc. Class A	17,100	487,008
Nutraceutical International Corp. (a)	16,000	252,000
Schiff Nutrition International, Inc.	59,300	477,365
		1,964,387
TOTAL CONSUMER STAPLES		10,087,561
ENERGY - 10.8%
Energy Equipment & Services - 2.4%
Complete Production Services, Inc. (a)	68,000	1,309,000
Newpark Resources, Inc. (a)	34,700	277,253
Oil States International, Inc. (a)	11,700	537,498
		2,123,751
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	46,400	3,536,144
Cimarex Energy Co.	6,900	475,203
Marathon Oil Corp.	90,100	3,013,845
Sunoco, Inc.	13,500	481,545
		7,506,737
TOTAL ENERGY		9,630,488
FINANCIALS - 14.0%
Commercial Banks - 4.1%
Bank of the Ozarks, Inc.	12,000	449,400
City National Corp.	7,900	447,693
M&T Bank Corp.	5,100	445,434
PNC Financial Services Group, Inc.	15,600	926,484
Southwest Bancorp, Inc., Oklahoma	32,700	475,785
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc., Pennsylvania	51,700	$ 447,205
TCF Financial Corp.	28,400	449,856
		3,641,857
Consumer Finance - 3.9%
American Express Co.	20,000	892,800
Capital One Financial Corp.	24,900	1,054,017
Cardtronics, Inc. (a)	41,800	541,310
SLM Corp. (a)	82,400	988,800
		3,476,927
Diversified Financial Services - 0.5%
KKR Financial Holdings LLC	59,800	473,018
Insurance - 3.8%
Lincoln National Corp.	37,500	976,500
Platinum Underwriters Holdings Ltd.	12,600	492,408
Torchmark Corp.	9,000	477,630
Unum Group	40,100	915,082
XL Capital Ltd. Class A	30,000	531,900
		3,393,520
Real Estate Investment Trusts - 0.6%
AvalonBay Communities, Inc.	4,800	504,432
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	12,500	968,250
TOTAL FINANCIALS		12,458,004
HEALTH CARE - 8.6%
Biotechnology - 3.1%
Amgen, Inc. (a)	16,500	899,745
Biogen Idec, Inc. (a)	8,200	458,216
Cephalon, Inc. (a)	15,900	902,325
PDL BioPharma, Inc.	76,200	473,964
		2,734,250
Health Care Equipment & Supplies - 2.3%
American Medical Systems Holdings, Inc. (a)	18,600	415,896
Cooper Companies, Inc.	12,500	485,750
Edwards Lifesciences Corp. (a)	7,800	450,840
Hill-Rom Holdings, Inc.	9,700	320,488
Zimmer Holdings, Inc. (a)	7,800	413,322
		2,086,296
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	8,800	$ 263,736
Health Net, Inc. (a)	11,100	261,405
Humana, Inc. (a)	18,300	860,466
		1,385,607
Pharmaceuticals - 1.6%
Biovail Corp.	22,100	482,655
Impax Laboratories, Inc. (a)	29,000	475,310
Perrigo Co.	7,800	436,878
		1,394,843
TOTAL HEALTH CARE		7,600,996
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.9%
AerCap Holdings NV (a)	41,500	540,330
Raytheon Co.	33,900	1,568,553
Triumph Group, Inc.	6,500	493,350
		2,602,233
Airlines - 1.3%
Alaska Air Group, Inc. (a)	22,400	1,155,616
Building Products - 1.1%
A.O. Smith Corp.	8,300	453,844
Owens Corning (a)	16,100	506,828
		960,672
Commercial Services & Supplies - 1.6%
Republic Services, Inc.	32,500	1,035,450
Schawk, Inc. Class A	27,100	401,893
		1,437,343
Construction & Engineering - 1.1%
EMCOR Group, Inc. (a)	19,600	509,796
KBR, Inc.	20,700	463,266
		973,062
Industrial Conglomerates - 2.2%
Siemens AG sponsored ADR	15,000	1,460,850
Textron, Inc.	23,200	481,632
		1,942,482
Machinery - 1.6%
Cummins, Inc.	6,400	509,504
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	8,400	$ 434,364
Timken Co.	14,800	497,576
		1,441,444
Road & Rail - 0.8%
Kansas City Southern (a)	17,700	649,590
TOTAL INDUSTRIALS		11,162,442
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.5%
DG FastChannel, Inc. (a)	11,000	419,430
Computers & Peripherals - 9.5%
Hewlett-Packard Co.	80,000	3,683,199
NetApp, Inc. (a)	11,900	503,370
SanDisk Corp. (a)	35,200	1,538,240
Seagate Technology (a)	85,000	1,066,750
Western Digital Corp. (a)	47,200	1,245,608
Xyratex Ltd. (a)	34,200	444,258
		8,481,425
Electronic Equipment & Components - 0.9%
Jabil Circuit, Inc.	35,000	507,850
Vishay Intertechnology, Inc. (a)	29,400	249,606
		757,456
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	23,300	893,788
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	52,700	394,723
Amkor Technology, Inc. (a)	71,500	412,555
Entegris, Inc. (a)	93,800	432,418
Fairchild Semiconductor International, Inc. (a)	43,900	398,612
Micron Technology, Inc. (a)	127,900	931,112
MKS Instruments, Inc. (a)	21,600	463,536
Novellus Systems, Inc. (a)	16,100	430,031
Samsung Electronics Co. Ltd.	1,334	913,583
Teradyne, Inc. (a)	43,100	463,756
		4,840,326
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.0%
AsiaInfo Holdings, Inc. (a)	22,400	$ 456,960
Progress Software Corp. (a)	14,200	424,580
		881,540
TOTAL INFORMATION TECHNOLOGY		16,273,965
MATERIALS - 5.7%
Chemicals - 2.2%
Ashland, Inc.	9,200	467,820
Solutia, Inc. (a)	35,300	498,083
Valspar Corp.	14,400	452,304
W.R. Grace & Co. (a)	19,300	495,431
		1,913,638
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	8,500	452,370
Temple-Inland, Inc.	21,800	437,308
		889,678
Metals & Mining - 2.0%
Allegheny Technologies, Inc.	9,500	452,295
Carpenter Technology Corp.	12,900	450,855
Newmont Mining Corp.	7,100	396,890
Walter Energy, Inc.	6,900	491,970
		1,792,010
Paper & Forest Products - 0.5%
International Paper Co.	19,000	459,800
TOTAL MATERIALS		5,055,126
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.8%
Qwest Communications International, Inc.	291,700	1,651,022
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (a)	24,400	218,380
Sprint Nextel Corp. (a)	101,000	461,570
		679,950
TOTAL TELECOMMUNICATION SERVICES		2,330,972
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 1.7%
Constellation Energy Group, Inc.	48,700	$ 1,538,920
TOTAL COMMON STOCKS (Cost $77,770,776)		86,381,778
Cash Equivalents - 2.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $2,378,000)	$ 2,378,042	2,378,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $80,148,776)		88,759,778
NET OTHER ASSETS (LIABILITIES) - 0.1%		104,616
NET ASSETS - 100%		$ 88,864,394
Legend
(a) Non-income producing
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,378,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 950,143
Banc of America Securities LLC	359,480
Barclays Capital, Inc.	1,068,377
$ 2,378,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,461
Fidelity Securities Lending Cash Central Fund	6,259
Total	$ 8,720
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $80,313,844. Net unrealized appreciation aggregated $8,445,934, of which $10,509,295 related to appreciated investment securities and $2,063,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.889799.101

ATMG-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.7%
Autoliv, Inc.	8,400	$ 482,496
TRW Automotive Holdings Corp. (a)	28,300	993,047
		1,475,543
Automobiles - 0.5%
Ford Motor Co. (a)	35,300	450,781
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	10,900	456,601
Domino's Pizza, Inc. (a)	35,900	459,161
		915,762
Household Durables - 0.3%
iRobot Corp. (a)	15,300	311,508
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	25,900	478,114
Time Warner Cable, Inc.	8,700	497,379
		975,493
Multiline Retail - 0.9%
Macy's, Inc.	40,700	759,055
Specialty Retail - 1.8%
AnnTaylor Stores Corp. (a)	17,600	308,704
Bed Bath & Beyond, Inc. (a)	11,600	439,408
Foot Locker, Inc.	32,300	438,957
TJX Companies, Inc.	10,500	435,960
		1,623,029
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc. (a)	29,000	726,450
Iconix Brand Group, Inc. (a)	31,400	516,844
Phillips-Van Heusen Corp.	17,700	918,453
Steven Madden Ltd. (a)	13,750	531,163
VF Corp.	13,100	1,039,223
		3,732,133
TOTAL CONSUMER DISCRETIONARY		10,243,304
CONSUMER STAPLES - 11.4%
Beverages - 5.5%
Coca-Cola Enterprises, Inc.	61,400	1,762,180
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,746,944
Dr Pepper Snapple Group, Inc.	37,600	1,411,880
		4,921,004
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Kroger Co.	23,600	$ 499,848
Food Products - 2.6%
Chiquita Brands International, Inc. (a)	29,100	427,188
The J.M. Smucker Co.	8,000	491,440
Tyson Foods, Inc. Class A	76,600	1,341,266
		2,259,894
Household Products - 0.5%
Kimberly-Clark Corp.	6,900	442,428
Personal Products - 2.2%
Elizabeth Arden, Inc. (a)	30,300	470,559
Inter Parfums, Inc.	15,900	277,455
Nu Skin Enterprises, Inc. Class A	17,100	487,008
Nutraceutical International Corp. (a)	16,000	252,000
Schiff Nutrition International, Inc.	59,300	477,365
		1,964,387
TOTAL CONSUMER STAPLES		10,087,561
ENERGY - 10.8%
Energy Equipment & Services - 2.4%
Complete Production Services, Inc. (a)	68,000	1,309,000
Newpark Resources, Inc. (a)	34,700	277,253
Oil States International, Inc. (a)	11,700	537,498
		2,123,751
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	46,400	3,536,144
Cimarex Energy Co.	6,900	475,203
Marathon Oil Corp.	90,100	3,013,845
Sunoco, Inc.	13,500	481,545
		7,506,737
TOTAL ENERGY		9,630,488
FINANCIALS - 14.0%
Commercial Banks - 4.1%
Bank of the Ozarks, Inc.	12,000	449,400
City National Corp.	7,900	447,693
M&T Bank Corp.	5,100	445,434
PNC Financial Services Group, Inc.	15,600	926,484
Southwest Bancorp, Inc., Oklahoma	32,700	475,785
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc., Pennsylvania	51,700	$ 447,205
TCF Financial Corp.	28,400	449,856
		3,641,857
Consumer Finance - 3.9%
American Express Co.	20,000	892,800
Capital One Financial Corp.	24,900	1,054,017
Cardtronics, Inc. (a)	41,800	541,310
SLM Corp. (a)	82,400	988,800
		3,476,927
Diversified Financial Services - 0.5%
KKR Financial Holdings LLC	59,800	473,018
Insurance - 3.8%
Lincoln National Corp.	37,500	976,500
Platinum Underwriters Holdings Ltd.	12,600	492,408
Torchmark Corp.	9,000	477,630
Unum Group	40,100	915,082
XL Capital Ltd. Class A	30,000	531,900
		3,393,520
Real Estate Investment Trusts - 0.6%
AvalonBay Communities, Inc.	4,800	504,432
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	12,500	968,250
TOTAL FINANCIALS		12,458,004
HEALTH CARE - 8.6%
Biotechnology - 3.1%
Amgen, Inc. (a)	16,500	899,745
Biogen Idec, Inc. (a)	8,200	458,216
Cephalon, Inc. (a)	15,900	902,325
PDL BioPharma, Inc.	76,200	473,964
		2,734,250
Health Care Equipment & Supplies - 2.3%
American Medical Systems Holdings, Inc. (a)	18,600	415,896
Cooper Companies, Inc.	12,500	485,750
Edwards Lifesciences Corp. (a)	7,800	450,840
Hill-Rom Holdings, Inc.	9,700	320,488
Zimmer Holdings, Inc. (a)	7,800	413,322
		2,086,296
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	8,800	$ 263,736
Health Net, Inc. (a)	11,100	261,405
Humana, Inc. (a)	18,300	860,466
		1,385,607
Pharmaceuticals - 1.6%
Biovail Corp.	22,100	482,655
Impax Laboratories, Inc. (a)	29,000	475,310
Perrigo Co.	7,800	436,878
		1,394,843
TOTAL HEALTH CARE		7,600,996
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.9%
AerCap Holdings NV (a)	41,500	540,330
Raytheon Co.	33,900	1,568,553
Triumph Group, Inc.	6,500	493,350
		2,602,233
Airlines - 1.3%
Alaska Air Group, Inc. (a)	22,400	1,155,616
Building Products - 1.1%
A.O. Smith Corp.	8,300	453,844
Owens Corning (a)	16,100	506,828
		960,672
Commercial Services & Supplies - 1.6%
Republic Services, Inc.	32,500	1,035,450
Schawk, Inc. Class A	27,100	401,893
		1,437,343
Construction & Engineering - 1.1%
EMCOR Group, Inc. (a)	19,600	509,796
KBR, Inc.	20,700	463,266
		973,062
Industrial Conglomerates - 2.2%
Siemens AG sponsored ADR	15,000	1,460,850
Textron, Inc.	23,200	481,632
		1,942,482
Machinery - 1.6%
Cummins, Inc.	6,400	509,504
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	8,400	$ 434,364
Timken Co.	14,800	497,576
		1,441,444
Road & Rail - 0.8%
Kansas City Southern (a)	17,700	649,590
TOTAL INDUSTRIALS		11,162,442
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.5%
DG FastChannel, Inc. (a)	11,000	419,430
Computers & Peripherals - 9.5%
Hewlett-Packard Co.	80,000	3,683,199
NetApp, Inc. (a)	11,900	503,370
SanDisk Corp. (a)	35,200	1,538,240
Seagate Technology (a)	85,000	1,066,750
Western Digital Corp. (a)	47,200	1,245,608
Xyratex Ltd. (a)	34,200	444,258
		8,481,425
Electronic Equipment & Components - 0.9%
Jabil Circuit, Inc.	35,000	507,850
Vishay Intertechnology, Inc. (a)	29,400	249,606
		757,456
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	23,300	893,788
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	52,700	394,723
Amkor Technology, Inc. (a)	71,500	412,555
Entegris, Inc. (a)	93,800	432,418
Fairchild Semiconductor International, Inc. (a)	43,900	398,612
Micron Technology, Inc. (a)	127,900	931,112
MKS Instruments, Inc. (a)	21,600	463,536
Novellus Systems, Inc. (a)	16,100	430,031
Samsung Electronics Co. Ltd.	1,334	913,583
Teradyne, Inc. (a)	43,100	463,756
		4,840,326
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.0%
AsiaInfo Holdings, Inc. (a)	22,400	$ 456,960
Progress Software Corp. (a)	14,200	424,580
		881,540
TOTAL INFORMATION TECHNOLOGY		16,273,965
MATERIALS - 5.7%
Chemicals - 2.2%
Ashland, Inc.	9,200	467,820
Solutia, Inc. (a)	35,300	498,083
Valspar Corp.	14,400	452,304
W.R. Grace & Co. (a)	19,300	495,431
		1,913,638
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	8,500	452,370
Temple-Inland, Inc.	21,800	437,308
		889,678
Metals & Mining - 2.0%
Allegheny Technologies, Inc.	9,500	452,295
Carpenter Technology Corp.	12,900	450,855
Newmont Mining Corp.	7,100	396,890
Walter Energy, Inc.	6,900	491,970
		1,792,010
Paper & Forest Products - 0.5%
International Paper Co.	19,000	459,800
TOTAL MATERIALS		5,055,126
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.8%
Qwest Communications International, Inc.	291,700	1,651,022
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (a)	24,400	218,380
Sprint Nextel Corp. (a)	101,000	461,570
		679,950
TOTAL TELECOMMUNICATION SERVICES		2,330,972
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 1.7%
Constellation Energy Group, Inc.	48,700	$ 1,538,920
TOTAL COMMON STOCKS (Cost $77,770,776)		86,381,778
Cash Equivalents - 2.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $2,378,000)	$ 2,378,042	2,378,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $80,148,776)		88,759,778
NET OTHER ASSETS (LIABILITIES) - 0.1%		104,616
NET ASSETS - 100%		$ 88,864,394
Legend
(a) Non-income producing
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,378,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 950,143
Banc of America Securities LLC	359,480
Barclays Capital, Inc.	1,068,377
$ 2,378,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,461
Fidelity Securities Lending Cash Central Fund	6,259
Total	$ 8,720
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $80,313,844. Net unrealized appreciation aggregated $8,445,934, of which $10,509,295 related to appreciated investment securities and $2,063,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010